Schedule V - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2017
Schedule V - Valuation and Qualifying Accounts
Valuation and Qualifying Accounts

Sirius International Insurance Group, Ltd.

Schedule V

Valuation and Qualifying Accounts

As at and for the years ended December 31, 2017, 2016, and 2015

		Additions (Subtractions)
	Balance at	Charged to	Charged to		Balance at
	beginning of	costs and	other	Deductions	the end
	period	expenses	accounts	described(1)	of period
	(Millions)
Years ended:
December 31, 2017
Reinsurance on recoverable paid losses:
Allowance for reinsurance balances	$5.8	—	—	—	$5.8
Property and casualty insurance and reinsurance premiums receivable:
Allowance for uncollectible accounts	$5.3	(0.5)	(0.5)	0.3	$4.6
December 31, 2016
Reinsurance on recoverable paid losses:
Allowance for reinsurance balances	$5.4	—	—	0.4	$5.8
Property and casualty insurance and reinsurance premiums receivable:
Allowance for uncollectible accounts	$4.0	1.1	—	0.2	$5.3
December 31, 2015
Reinsurance on recoverable paid losses:
Allowance for reinsurance balances	$4.3	—	—	1.1	$5.4
Property and casualty insurance and reinsurance premiums receivable:
Allowance for uncollectible accounts	$5.9	(1.2)	—	(0.7)	$4.0
(1)	Represents net collections (charge offs) of balances receivable and foreign currency translation.